SEGMENT INFORMATION - Summary of Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
ROU asset, impairment charges			$ 100	$ 48,200
Charges Incurred					$ 80,200
Transaction-related costs					7,100
Meredith Corporation
Segment Reporting Information [Line Items]
ROU asset, impairment charges	$ 44,700	$ 14,300		44,700	14,300
Dotdash Meredith
Segment Reporting Information [Line Items]
Charges Incurred			130	3,674
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA			322,116	311,776	233,992
Operating Segments | Dotdash Meredith
Segment Reporting Information [Line Items]
Adjusted EBITDA			295,420	222,757	152,149
ROU asset, impairment charges				44,700
Transaction-related costs					1,400
Operating Segments | Dotdash Meredith | Meredith Corporation
Segment Reporting Information [Line Items]
Charges Incurred					32,200
Transaction-related costs					1,100
Operating Segments | Digital
Segment Reporting Information [Line Items]
Adjusted EBITDA			289,393	242,969	186,696
Charges Incurred			0	1,371
Operating Segments | Print
Segment Reporting Information [Line Items]
Adjusted EBITDA			53,793	64,226	31,135
Charges Incurred			94	1,625	33,400
Operating Segments | Care.com
Segment Reporting Information [Line Items]
Adjusted EBITDA			45,181	56,205	46,899
Operating Segments | Search
Segment Reporting Information [Line Items]
Adjusted EBITDA			17,510	44,283	83,486
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Adjusted EBITDA			(35,995)	(11,469)	(48,542)
Other
Segment Reporting Information [Line Items]
Adjusted EBITDA			(90,305)	(98,048)	(86,191)
Other | Dotdash Meredith
Segment Reporting Information [Line Items]
Adjusted EBITDA			(47,766)	(84,438)	(65,682)
Charges Incurred			$ 36	$ 678	7,600
Transaction-related costs					$ 4,700